Simplify Nasdaq 100 PLUS Convexity ETF
Schedule of Investments
September 30, 2021 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 97.9%
Invesco QQQ Trust Series 1(a)
(Cost $7,043,538) ........................................................... 20,241 $ 7,245,468
Number of
Contracts Notional Amount
Purchased Options – 2.0%
Calls – Exchange-Traded – 1.4%
Invesco QQQ Trust, December Strike Price $470, Expires 12/16/22 ........ 70 $ 3,290,000 25,270
Invesco QQQ Trust, December Strike Price $470, Expires 12/15/23 ........ 27 1,269,000 31,725
NASDAQ 100 Index, December Strike Price $16,000, Expires 12/17/21 .... 2 3,200,000 17,410
NASDAQ 100 Index, March Strike Price $17,000, Expires 3/18/22 ......... 1 1,700,000 10,060
NASDAQ 100 Index, September Strike Price $19,200, Expires 9/16/22 ..... 2 3,840,000 17,550
102,015
Puts – Exchange-Traded – 0.6%
Invesco QQQ Trust, October Strike Price $352, Expires 10/06/21 ......... 14 492,800 3,164
Invesco QQQ Trust, June Strike Price $100, Expires 6/17/22 ............. 298 2,980,000 7,599
Invesco QQQ Trust, December Strike Price $170, Expires 12/16/22 ........ 97 1,649,000 22,262
NASDAQ 100 Index, December Strike Price $4,000, Expires 12/17/21 ..... 6 2,400,000 165
NASDAQ 100 Index, March Strike Price $7,000, Expires 3/18/22 .......... 1 700,000 2,150
NASDAQ 100 Index, September Strike Price $7,000, Expires 9/16/22 ...... 2 1,400,000 14,190
49,530
Total Purchased Options (Cost $266,134) .......................................................... 151,545
Shares
Money Market Funds – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares,
0.01%(b)
(Cost $4,826) ............................................................... 4,826 4,826
Total Investments – 100.0%
(Cost $7,314,498) ........................................................................... $ 7,401,839
Other Assets in Excess of Liabilities – 0.0%† ........................................................ 1,147
Net Assets – 100.0% .......................................................................... $ 7,402,986
Number of
Contracts Notional Amount
Written Option – (0.1)%
Puts – Exchange-Traded – (0.1)%
Invesco QQQ Trust, December Strike Price $130, Expires 12/16/22
(Premiums Received $5,883) .................................... (58) $ (754,000) (6,032)
† Less than 0.05%
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.invesco.com.
(b) Rate shown reflects the 7-day yield as of September 30, 2021.

Simplify Nasdaq 100 PLUS Convexity ETF
Schedule of Investments
(Continued)
September 30, 2021 (Unaudited)
2
Summary of Schedule of Investments
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 97.9%
Purchased Options ............................................................................... 2.0%
Money Market Funds ............................................................................. 0.1%
Total Investments ................................................................................ 100.0%
Other Assets in Excess of Liabilities .................................................................. 0.0%†
Net Assets ..................................................................................... 100.0%